Share capital - Schedule of Stock Options Outstanding and Exercisable (Details) - DevvStream Corp [Member]	9 Months Ended	12 Months Ended
	Apr. 30, 2026 $ / shares shares	Jul. 31, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares	Nov. 06, 2024 shares	Jul. 31, 2024 $ / shares shares
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	98,644	108,644	108,644	58,644	62,772
Exercise price (in Dollars per share) | $ / shares		$ 22.79			$ 40.2
Number of options exercisable	72,401	51,859	51,859		33,496
Exercise Price Range One [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	2,676	2,676	2,676
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Jan. 17, 2028	Jan. 17, 2028
Number of options exercisable	2,676	2,676	2,676
Exercise Price Range Two [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	9,176	9,176	9,176
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Feb. 06, 2028	Feb. 06, 2028
Number of options exercisable	9,176	9,176	9,176
Exercise Price Range Three [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	8,411	8,411	8,411
Exercise price (in Dollars per share) | $ / shares	$ 72.6		$ 72.6
Expiry date	May 15, 2028	May 15, 2028
Number of options exercisable	7,723	7,035	7,035
Exercise Price Range Four [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	764	764	764
Exercise price (in Dollars per share) | $ / shares	$ 77.2		$ 77.2
Expiry date	Jun. 26, 2028	Jun. 26, 2028
Number of options exercisable	764	764	764
Exercise Price Range Five [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	40,000	50,000	50,000
Exercise price (in Dollars per share) | $ / shares	$ 2.32		$ 2.32
Expiry date	Mar. 26, 2030	Mar. 26, 2030
Number of options exercisable	14,445	0	0
Exercise Price Range Six [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	22,938	22,938	22,938
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Jan. 17, 2032	Jan. 17, 2032
Number of options exercisable	22,938	19,500	19,500
Exercise Price Range Seven [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	4,588	4,588	4,588
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Mar. 01, 2032	Mar. 01, 2032
Number of options exercisable	4,588	3,900	3,900
Exercise Price Range Eight [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	917	917	917
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Mar. 14, 2032	Mar. 14, 2032
Number of options exercisable	917	780	780
Exercise Price Range Nine [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	7,646	7,646	7,646
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Oct. 12, 2032	Oct. 12, 2032
Number of options exercisable	7,646	6,500	6,500
Exercise Price Range Ten [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Number of options outstanding	1,528	1,528	1,528
Exercise price (in Dollars per share) | $ / shares	$ 52.4		$ 52.4
Expiry date	Feb. 06, 2033	Feb. 06, 2033
Number of options exercisable	1,528	1,528	1,528